Computation of Earnings per Common Share	3 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Computation of Earnings per Common Share
Note 2. Computation of Earnings per Common Share
Basic EPS is computed by dividing the net income available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS is computed using the same method as basic EPS, however, the computation reflects the potential dilution that would occur if outstanding in-the-money
stock options were exercised and converted into common stock.
Unvested stock-based compensation awards containing
non-forfeitable
rights to dividends paid on the Company’s common stock are considered participating securities, and therefore are included in the two-class
method for calculating EPS. Under the
two-class
method, all earnings (distributed and undistributed) are allocated to common shares and participating securities based on their respective rights to receive dividends on the common stock. The Company grants restricted stock to certain employees under its stock-based compensation plan. Recipients receive cash dividends during the vesting periods of these awards, including on the unvested portion of such awards. Since these dividends are non-forfeitable,
the unvested
awards are considered participating securities and therefore have earnings allocated to them. The following table presents the Company’s computation of basic and diluted EPS for the periods indicated:

	For the Three Months Ended March 31,
(in thousands, except share and per share amounts)	2021	2020
Net income available to common shareholders	$137,389	$92,121
Less: Dividends paid on and earnings allocated to participating securities	(1,795)	(1,170)

Earnings applicable to common stock	$135,594	$90,951

Weighted average common shares outstanding	463,292,906	464,993,970

Basic earnings per common share	$0.29	$0.20

Earnings applicable to common stock	$135,594	$90,951

Weighted average common shares outstanding	463,292,906	464,993,970
Potential dilutive common shares	594,031	418,674

Total shares for diluted earnings per common share computation	463,886,937	465,412,644

Diluted earnings per common share and common share equivalents	$0.29	$0.20